Transition Period Comparative Data (Details) - Schedule of table presents certain consolidated financial information - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2020
Schedule Of Table Presents Certain Consolidated Financial Information Abstract
Product sales, net					$ 1,644,208	$ 1,083,212
Cost of sales					1,447,901	678,574
Gross profit	$ (88,159)	$ 37,703	$ 94,306	$ 184,432	196,307	404,638	$ 462,570
Operating Expenses:
Compensation and related expenses, includes $2,871,721 of stock-based compensation in 2021					3,338,022	506,184
Professional and consulting expenses, includes $1,862,709 of stock-based compensation in 2021	371,451	756,886	3,439,253	1,279,609	2,979,610	403,652	434,450
Professional and consulting expenses - related party, includes $1,356,507 of stock-based compensation in 2021					1,366,507
Product development expense, includes $3,036,286 and $360,000 of stock-based expense in 2021 and 2020, respectively					3,036,286	360,000
Selling and marketing expenses	368,344	96,732	956,413	307,980	835,723	161,859	226,428
General and administrative expenses					527,818	153,720
Total Operating Expenses	1,928,878	$ 1,073,803	7,743,084	2,127,340	12,083,966	1,585,415	1,766,900
Operating Loss from Continuing Operations					(11,887,659)	(1,180,777)
Other Expense:
Interest expense, net					(1,245,873)	(8,783)
Change in fair value of derivative liabilities					289,874
Gain on extinguishment of debt					26,629
Gain on forgiveness of debt					14,754
Other income						5,000	5,000
Total Other Income (Expense), net					(914,616)	(3,783)
Loss from Continuing Operations					(12,802,275)	(1,184,560)
Provision for Income Taxes
Loss from Continuing Operations					(12,802,275)	(1,184,560)
Discontinued Operations:
Income from Disposal of Discontinued Operations Before Provision for Income Taxes						38,203	$ 38,203
Income from Discontinued Operations						38,203
Net Loss					$ (12,802,275)	$ (1,146,357)
BASIC AND DILUTED LOSS PER COMMON SHARE:
Continuing operations - basic and diluted (in Dollars per share)					$ (0.56)	$ (0.07)	$ (0.07)
Discontinued operations - basic (in Dollars per share)					0	0
Discontinued operations - diluted (in Dollars per share)					$ 0	$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)					23,062,353	17,059,912
Diluted (in Shares)					23,062,353	17,059,912	17,393,644